UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-21187

PIMCO Municipal Income Fund III

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund III
PIMCO California Municipal Income Fund III
PIMCO New York Municipal Income Fund III
Semi-Annual Report
March 31, 2008

Contents

Letter to Shareholders	1
Fund Insights/Performance & Statistics	2-4
Schedules of Investments	5-24
Statements of Assets and Liabilities	25
Statements of Operations	26
Statements of Changes in Net Assets	28-29
Statements of Cash Flows	30-32
Notes to Financial Statements	33-39
Financial Highlights	40-42
Annual Shareholder Meetings Results/ Proxy Voting Policies & Procedures	43

PIMCO Municipal Income Funds III
Letter to Shareholders

May 23, 2008

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (the ‘‘Funds’’) for the six-month period ended March 31, 2008.

The U.S. bond market delivered stable, positive returns during the reporting period as economic growth moderated and interest rates declined. The Lehman Municipal Bond Index returned 0.75% for the period, trailing the broad market return of 5.23% as represented by the Lehman Aggregate Bond Index. The Federal Reserve moved aggressively during the six-month period to inject liquidity into the banking system. The move was designed to ease a credit crunch caused by the bursting of a bubble in U.S. housing prices and weakness in subprime mortgages and mortgage securities. The central bank reduced the Fed Funds rate five times in the period, reducing the benchmark rate on loans between member banks from 4.75% to 2.25%.

Since February 2008, industry-wide developments in the auction-rate preferred markets have caused auctions for the Funds’ auction-rate preferred shares (‘‘ARPS’’) to fail, as described in Note 5 in the accompanying notes to Financial Statements. At the time this report is being prepared, it is not possible to predict how and when full or partial liquidity will return, if at all, to the closed-end fund ARPS market. Additional information regarding ARPS, failed auctions and potential solutions to address the unprecedented lack of liquidity of the ARPS due to recent failed auctions can be accessed on our Web site, www.allianzinvestors.com/arps.

For specific information on the Funds and their performance during the reporting period, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & Chief Executive Officer

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 1

PIMCO Municipal Income Fund III
Fund Insights/Performance & Statistics
March 31, 2008 (unaudited)

•	For the six months ended March 31, 2008, PIMCO Municipal Income Fund III returned (6.77)% on net asset value (‘‘NAV’’) and (2.94)% on market price, compared with (4.30)% and (2.89)%, respectively, for the Lipper Analytical General Municipal Debt Funds (Leveraged) average.

•	The municipal bond market underperformed the taxable bond market for the six-month reporting period, as the Lehman Municipal Bond Index returned 0.75% and the Lehman Aggregate Bond Index returned 5.23%, respectively.

•	Longer-dated municipal bonds underperformed shorter-dated municipals during the reporting period as the yield curve steepened. For example, yields on five- and 10-year AAA General Obligation yields declined 58 and 6 basis points, while 20- and 30-year yields rose 44 and 47 basis points, respectively. Note that when a bond’s yield rises, its price declines, and vice-versa.

•	Longer-dated municipals also underperformed longer-dated Treasuries for the period. Consequently, interest rate hedging strategies that benefit when longer-term Treasuries lag municipals were negative for performance.

•	Exposure to tobacco-securitized debt was negative for performance as the Tobacco Index underperformed the general Muni Bond Index during the six-month period.

•	Exposure to zero-coupon bonds was negative for performance as the Zero Coupon Index underperformed the general Muni Bond Index by over 4% during the period.

•	A focus on higher credit quality bonds added to performance as lower-rated, more speculative issues underperformed during the latter part period due to liquidity challenges.

Total Return (1):	Market Price	NAV
Six Months	(2.94)%	(6.77)%
1 Year	(7.00)%	(7.70)%
5 Year	6.42%	4.84%
Commencement of Operations (10/31/02) to 3/31/08	5.39%	4.81%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/08

Market Price/NAV:
Market Price	$14.18
NAV	$13.15
Premium to NAV	7.83%
Market Price Yield (2)	5.92%

Moody’s Ratings (as a % of total investments)

(1)	Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised from net investment income) payable to common shareholders by the market price per common share at March 31, 2008.

2 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO California Municipal Income Fund III
Fund Insights/Performance & Statistics
March 31, 2008 (unaudited)

•	For the six months ended March 31, 2008, PIMCO California Municipal Income Fund III returned (8.38)% on net asset value (‘‘NAV’’) and 0.08% on market price, compared with (3.33)% and (0.73)%, respectively, for the Lipper Analytical California Municipal Debt Funds average.

•	California municipal bonds, as measured by the Lehman California Municipal Bond Index, underperformed the broader national municipal market, as measured by the Lehman Municipal Bond Index, for the six-month reporting period, returning 0.04% and 0.75%, respectively.

•	The California AAA insured municipal yield curve steepened during the reporting period. For example, five- and 10-year maturity AAA municipal yields decreased 49 and 6 basis points, while 20- and 30-year maturities increased 49 and 54 basis points, respectively.

•	Exposure to tobacco-securitized debt was negative for performance as the Tobacco Index underperformed the general Muni Bond Index during the six-month period.

•	Exposure to zero-coupon bonds was negative for performance as the Zero Coupon Index underperformed the general Muni Bond Index by over 4% during the period.

•	A focus on higher credit quality bonds added to performance as lower-rated, more speculative issues underperformed during the latter part period due to liquidity challenges.

Total Return (1):	Market Price	NAV
Six Months	0.08%	(8.38)%
1 Year	(14.78)%	(8.97)%
5 Year	6.00%	4.88%
Commencement of Operations (10/31/02) to 3/31/08	4.84%	4.47%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/08

Market Price/NAV:
Market Price	$13.84
NAV	$12.93
Premium to NAV	7.04%
Market Price Yield (2)	5.20%

Moody’s Ratings (as a % of total investments)

(1)	Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised from net investment income) payable to common shareholders by the market price per common share at March 31, 2008.

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO New York Municipal Income Fund III
Fund Insights/Performance & Statistics
March 31, 2008 (unaudited)

•	For the six months ended March 31, 2008, PIMCO New York Municipal Income Fund III returned (7.57)% on net asset value (‘‘NAV’’) and (3.20)% on market price, compared with (2.92)% and (0.79)%, respectively, for the Lipper Analytical New York Municipal Debt Funds average.

•	Municipal bonds issued within New York, as measured by the Lehman New York Municipal Bond Index, slightly outperformed the national market, as measured by the Lehman Municipal Bond Index, for the one-year reporting period, returning 1.25% and 0.75%, respectively.

•	The New York AAA insured municipal yield curve steepened over the reporting period. For example, five-year and 10- year maturity AAA yields decreased 55 and 6 basis points, while 20- and 30-year maturities increased 45, and 47 basis points, respectively.

•	Exposure to tobacco-securitized debt was negative for performance as the Tobacco Index underperformed the general Muni Bond Index during the period.

•	Exposure to zero-coupon bonds was negative for performance as the Zero Coupon Index underperformed the general Muni Bond Index by over 4% during the period.

•	A focus on higher credit quality bonds added to performance as lower-rated, more speculative issues underperformed during the latter part period due to liquidity challenges.

Total Return (1):	Market Price	NAV
Six Months	(3.20)%	(7.57)%
1 Year	(16.42)%	(9.21)%
5 Year	4.75%	4.64%
Commencement of Operations (10/31/02) to 3/31/08	3.08%	4.42%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/08

Market Price/NAV:
Market Price	$12.82
NAV	$13.17
Discount to NAV	(2.66)%
Market Price Yield (2)	4.91%

Moody’s Ratings (as a % of total investments)

(1)	Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) in the period covered. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised from net investment income) payable to common shareholders by the market price per common share at March 31, 2008.

4 PIMCO Municipal Income Funds III Semi-Annual Report  | 3.31.08

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES–98.1%
	Alabama–0.6%
$5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$4,195,200
1,500	Colbert Cnty., Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,413,720
			5,608,920
	Alaska–0.8%
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	2,400,950
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,543,072
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	943,030
			6,887,052
	Arizona–5.3%
	Health Facs. Auth. Rev.,
2,250	Beatitudes Project, 5.20%, 10/1/37	NR/NR	1,729,283
2,200	John C. Lincoln Health Network, 7.00%, 12/1/25, (Pre-refunded @ $102, 12/1/10) (b)	NR/BBB	2,502,412
1,500	Maricopa Cnty. Pollution Control Corp.,
	Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,437,975
16,000	Pima Cnty. Industrial Dev. Auth. Rev.,
	Correctional Facs., 5.00%, 9/1/39	Aa2/AA	15,799,360
	Salt River Project Agricultural Improvement & Power Dist. Rev.,Ser. A (j),
5,000	5.00%, 1/1/35	Aa1/AA	5,009,150
16,000	5.00%, 1/1/37	Aa1/AA	16,019,200
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	Aa3/AA−	4,733,512
			47,230,892
	Arkansas–0.1%
7,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	831,460
	California–9.1%
1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	1,000,870
2,000	Chula Vista Community Facs. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	1,723,840
	Golden State Tobacco Securitization Corp. Rev., Ser. 2003-A-1,
27,585	6.25%, 6/1/33	Aaa/AAA	30,099,097
21,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	24,314,010
	State, GO,
400	5.00%, 6/1/37	A1/A+	389,788
15,300	5.00%, 11/1/37	A1/A+	14,907,402
5,800	5.00%, 12/1/37	A1/A+	5,650,824
3,060	Statewide Community Dev. Auth. Rev.,
	Baptist Univ., 9.00%, 11/1/17, Ser. B (c)	NR/NR	3,259,604
			81,345,435

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Colorado–2.5%
$1,000	Aurora Single Tree Metropolitan Dist., GO, 5.50%, 11/15/31	NR/NR	$894,410
9,955	Colorado Springs Rev., 5.00%, 11/15/30, Ser. B (j)	Aa2/AA	9,941,063
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	411,055
	El Paso Cnty., CP, Ser. B (AMBAC),
1,725	5.00%, 12/1/23	Aaa/AAA	1,771,747
1,500	5.00%, 12/1/27	Aaa/AAA	1,517,925
1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	1,524,195
1,000	Health Facs. Auth. Rev., American Baptist Homes,
	5.90%, 8/1/37, Ser. A	NR/NR	869,180
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School,
	5.875%, 6/1/37 (c)	NR/BB	1,365,255
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	3,804,080
340	State School of Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	332,772
			22,431,682
	Florida–5.7%
3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	3,131,409
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.25%, 11/15/23, Ser. B, (Pre-refunded @ $100, 11/15/12) (b)	A1/A+	8,737,920
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev.,
	Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,356,900
1,485	Julington Creek Plantation Community Dev. Dist.,
	Special Assessment, 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,486,916
1,000	Orange Cnty. Housing Finance Auth.,
	Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	973,670
15,000	Pinellas Cnty. Health Fac. Auth. Rev., Baycare Health,
	5.50%, 11/15/33, (Pre-refunded @ $100, 5/15/13) (b)	Aa3/NR	16,735,800
3,895	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/45	NR/NR	3,216,335
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health,
	5.25%, 11/15/33, (Pre-refunded @ $100, 2/1/13) (b)	Aaa/AA−	8,221,050
5,615	Tampa Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,678,000
			50,538,000
	Georgia–0.6%
1,750	Fulton Cnty. Rev., 5.125%, 7/1/42, Ser. A	NR/NR	1,347,430
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	3,849,080
400	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	300,656
			5,497,166
	Idaho–0.7%
	State Building Auth., Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	A3/AA−	977,440
5,750	5.00%, 9/1/43	A3/AA−	5,492,975
			6,470,415
	Illinois–5.9%
	Chicago, GO, Ser. A (MBIA),
720	5.00%, 1/1/31	Aaa/AAA	716,069
1,530	5.00%, 1/1/31, (Pre-refunded @ $101, 1/1/11) (b)	Aaa/AAA	1,642,960

6 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Illinois (continued)
	Chicago, Lake Shore East, Special Assessment,
$1,600	6.625%, 12/1/22	NR/NR	$1,616,512
3,456	6.75%, 12/1/32	NR/NR	3,475,768
500	Chicago Board of Education School Reform,
	GO, zero coupon, 12/1/28, Ser. A (FGIC)	A1/AA−	153,440
3,000	Chicago Kingsbury Redev. Project,
	Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,020,820
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	6,863,080
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,781,816
165	5.25%, 7/1/41	Aa1/AA	167,744
4,160	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (b)	Aa1/AA	4,539,083
	Finance Auth. Rev.,
2,000	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	1,729,780
1,500	Franciscan Communities, Inc., 5.50%, 5/15/37	NR/NR	1,289,340
	Leafs Hockey Club, Ser. A,
1,000	5.875%, 3/1/27	NR/NR	906,250
625	6.00%, 3/1/37	NR/NR	546,494
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	Aaa/AAA	12,370,334
1,500	Sedgebrook, Inc., 6.00%, 11/15/37, Ser. A	NR/NR	1,316,865
1,050	Three Crowns Park Plaza, 5.875%, 2/15/38	NR/NR	907,420
1,175	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,204,927
4,283	Round Lake, Special Tax Rev.,
	6.70%, 3/1/33, (Pre-refunded @ $102, 3/1/13) (b)	NR/NR	4,929,433
600	Southwestern Dev. Auth. Rev., Comprehensive Mental Health Center,
	6.625%, 6/1/37	NR/NR	559,476
			52,737,611
	Indiana–2.7%
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B−	1,249,394
7,535	Indiana Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)(j)	Aaa/AAA	7,421,447
5,000	Indianapolis Local Public Improvement Board, Tax Allocation,
	5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	4,980,450
	Michigan City Area Wide School Building Corp., Rev. (FGIC),
2,500	zero coupon, 1/15/21	Baa/AA	1,324,775
1,000	zero coupon, 7/15/21	Baa/AA	514,900
1,000	zero coupon, 1/15/22	Baa/AA	496,830
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,017,660
	Portage Industrial Economic Dev., Rev., Tax Allocation,
1,000	5.00%, 7/15/23	NR/BBB+	947,690
775	5.00%, 1/15/27	NR/BBB+	712,876
3,500	State Dev. Finance Auth., Pollution Control Rev.,
	5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,503,850
2,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (c)	NR/NR	1,753,560
			23,923,432

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Iowa–1.7%
$1,000	Coralville, CP, 5.25%, 6/1/26, Ser. D	A2/NR	$978,170
3,715	Finance Auth. Rev., Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	3,060,417
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
11,010	5.60%, 6/1/34	Baa3/BBB	9,910,321
1,000	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (b)	NR/AAA	1,094,860
			15,043,768
	Kentucky–0.2%
	Economic Dev. Finance Auth., Hospital Facs. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA−	970,460
1,080	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	1,100,174
			2,070,634
	Louisiana–1.0%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
5,000	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (b)	Aaa/NR	5,426,450
1,700	5.50%, 5/15/47	A3/NR	1,589,143
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,484,483
			8,500,076
	Maryland–0.2%
	Health & Higher Educational Facs. Auth. Rev.,
500	5.30%, 1/1/37	NR/NR	390,745
1,500	Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,507,725
			1,898,470
	Massachusetts–1.1%
	Dev. Finance Agcy. Rev.,
1,000	5.75%, 7/1/33, Ser. C, (Pre-refunded @ $101, 7/1/13) (b)	A3/A−	1,133,740
750	Linden Ponds, 5.75%, 11/15/35, Ser. A	NR/NR	652,395
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,567,086
3,225	State Water Pollution Abatement Trust Rev., 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,242,221
			9,595,442
	Michigan–12.5%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	409,305
250	Crescent Academy, CP, 5.75%, 12/1/36	NR/NR	208,608
33,040	Detroit Sewer Disposal System Rev., 5.00%, 7/1/32, Ser. A (FSA) (j)	Aaa/AAA	32,945,506
	Detroit Water Supply System Rev. (MBIA),
35,000	5.00%, 7/1/34, Ser. A (j)	Aaa/AAA	34,049,750
7,555	5.00%, 7/1/34, Ser. B	Aaa/AAA	7,349,881
500	Star International Academy, CP, 6.125%, 3/1/37	NR/BB+	446,010
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB−	153,001
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,458,618
575	6.00%, 4/1/22	A2/A	602,203
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa2/AA	19,676,800

8 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Michigan (continued)
$1,000	State Technological Univ. Rev., 5.00%, 10/1/33 (XLCA)	A1/A−	$1,032,070
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	9,156,800
			111,488,552
	Minnesota–0.3%
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Baa3/AAA	2,568,432
	Mississippi–0.5%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB	2,939,820
1,250	5.90%, 5/1/22	Ba1/BBB	1,219,275
			4,159,095
	Missouri–1.5%
1,350	St. Louis Cnty. Industrial Dev. Auth.,
	Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,277,856
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,436,415
1,500	5.125%, 12/20/30	NR/AAA	1,411,500
7,500	State Health & Educational Facs. Auth., Health Facs. Rev.,
	St. Anthony’s Medical Center, 6.25%, 12/1/30, (Pre-refunded @
	$101, 12/1/10) (b)	A2/NR	8,326,650
250	Township of Jennings Rev., 5.00%, 11/1/23	NR/NR	228,220
500	Univ. Place Transportation Dev. Dist.,
	Special Assessment, 5.00%, 3/1/32	NR/NR	422,930
			13,103,571
	Montana–1.3%
11,250	Forsyth Pollution Control Rev.,
	Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,188,800
	Nevada–0.4%
3,355	Henderson Health Care Facs. Rev., Catholic Healthcare West,
	5.125%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (b)	A2/NR	3,415,356
	New Hampshire–0.5%
	Manchester Water Works Rev. (FGIC),
1,500	5.00%, 12/1/28	Aa3/AA	1,490,340
3,250	5.00%, 12/1/34	Aa3/AA	3,152,013
			4,642,353
	New Jersey–5.7%
1,000	Camden Cnty., Improvement Auth. Rev., 5.00%, 2/15/35, Ser. A	Baa3/BBB	822,540
4,500	Economic Dev. Auth. Rev., Kapkowski Road Landfill, Special Assessment, 6.50%, 4/1/28	Baa3/NR	4,759,740
300	Newark Airport, 7.00%, 10/1/14	Ba1/NR	301,815
450	Seashore Gardens, 5.375%, 11/1/36	NR/NR	368,172
	Financing Auth. Rev.,
2,500	Middlesex Cnty. Pollution Control Auth. Rev., 5.75%, 9/15/32	Baa3/BBB−	2,365,225
2,000	South Port Corp., 5.10%, 1/1/33	NR/A	1,966,700

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 9

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	New Jersey (continued)
	Health Care Facs. Financing Auth. Rev.,
$3,000	Pascack Valley Hospital, 6.625%, 7/1/36 (e)	NR/CC	$1,770,000
2,000	Somerset Medical Center, 5.50%, 7/1/33	Ba2/NR	1,698,720
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB−	958,980
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	1,001,489
1,500	State Educational Facs. Auth. Rev.,
	Fairfield Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	1,520,400
	Tobacco Settlement Financing Corp. Rev.,
22,645	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	18,250,511
525	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	587,465
1,000	6.125%, 6/1/24	Aaa/AAA	1,069,270
230	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	258,483
350	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	402,371
10,750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	12,613,190
			50,715,071
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB−	986,820
	New York–2.9%
10,000	Metropolitan Transportation Auth. Rev.,
	5.25%, 11/15/32, Ser. B, (Pre-refunded @ $100, 11/15/13) (b)	A2/AAA	11,215,100
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	1,127,529
	New York City Municipal Water Finance Auth. Rev.,
	Water & Sewer System Rev.,
8,180	5.00%, 6/15/37, Ser. D (j)	Aa2/AA+	8,117,259
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,488,165
2,000	State Dormitory Auth. Rev., 5.00%, 7/1/37	Aa3/AA−	1,984,640
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,032,800
			25,965,493
	North Carolina–1.3%
	Eastern Municipal Power Agcy., Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa1/BBB	1,964,340
2,000	5.125%, 1/1/26, Ser. D	Baa1/BBB	1,900,320
3,795	5.375%, 1/1/17, Ser. C	Baa1/BBB	3,941,753
	Medical Care Commission Rev.,
1,500	Carolina Village, 6.00%, 4/1/38	NR/NR	1,379,430
1,500	Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,477,935
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	798,300
			11,462,078
	Ohio–1.3%
5,000	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.875%, 6/1/47, Ser. A-2	Baa3/BBB	4,405,650
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA−	2,466,275
5,000	Ohio Air Quality Dev. Auth. Rev., Dayton Power & Light Co.,
	4.80%, 1/1/34, Ser. B (FGIC) (j)	A2/A−	4,616,250
			11,488,175

10 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Pennsylvania–4.2%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
$11,300	5.375%, 11/15/40, Ser. A	Ba2/BB	$9,038,305
4,350	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	5,149,704
	Cumberland Cnty. Auth., Retirement Community Rev.,
	Messiah Village, Ser. A,
750	5.625%, 7/1/28	NR/BBB−	700,567
670	6.00%, 7/1/35	NR/BBB−	642,222
1,500	Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A, (Pre-refunded
	@ $101, 1/1/13) (b)	NR/NR	1,782,630
3,250	Delaware River JT Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A−	3,225,235
1,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,164,800
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke’s Bethlehem Hospital, 5.375%, 8/15/33, (Pre-refunded @ $100, 8/15/13) (b)	Baa1/BBB+	3,297,570
5,000	Philadelphia School Dist., GO,
	5.125%, 6/1/34, Ser. D, (Pre-refunded @ $100, 6/1/14) (FGIC) (b)	A1/A+	5,531,200
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev.,
	5.00%, 12/1/28, (Partially Pre-refunded @ $101, 6/1/08) (b)	NR/NR	6,370,875
			36,903,108
	Puerto Rico–0.3%
	Electric Power Auth. Power Rev., Ser. NN, (Pre-refunded @ $100, 7/1/13) (b),
1,740	5.125%, 7/1/29	A3/AAA	1,923,448
460	5.125%, 7/1/29	A3/BBB+	508,498
			2,431,946
	South Carolina–1.7%
7,500	Florence Cnty. Rev., McLeod Regional Medical Center,
	5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	7,307,175
	Jobs-Economic Dev. Auth. Rev., Bon Secours,
5,305	5.625%, 11/15/30	A3/A−	5,274,390
1,395	5.625%, 11/15/30, (Pre-refunded @ $100, 11/15/12) (b)	A3/A−	1,555,551
750	Woodlands at Furman, 6.00%, 11/15/37, Ser. A	NR/NR	672,127
			14,809,243
	South Dakota–0.2%
1,705	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.375%, 12/1/27	NR/NR	1,491,943
	Tennessee–0.1%
1,250	Knox Cnty. Health Educational & Housing Facs. Board, Hospital Rev.,
	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA−	1,213,075
	Texas–14.4%
11,675	Beaumont Independent School Dist., GO, 5.00%, 2/15/38 (PSF-GTD)	Aaa/AAA	11,584,752
2,500	Columbia & Brazoria Independent School Dist., GO,
	5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,510,275
1,300	Comal Cnty. Health Facs. Dev. Rev., McKenna Memorial Hospital Project, 6.25%, 2/1/32, (Pre-refunded @ $100, 2/1/13) (b)	Baa2/AAA	1,467,310

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Texas (continued)
$6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD) (j)	Aaa/AAA	$6,412,432
6,455	Dallas Area Rapid Transit Rev.,
	5.00%, 12/1/32, (Pre-refunded @ $100, 12/1/12) (FGIC) (b)(j)	Aa3/AA+	7,030,011
	Denton Independent School Dist., GO (PSF-GTD),
5,745	zero coupon, 8/15/26, (Pre-refunded @ $44.73, 8/15/12) (b)	Aaa/AAA	2,228,486
255	zero coupon, 8/15/26	Aaa/AAA	91,698
5,745	zero coupon, 8/15/27, (Pre-refunded @ $42.17, 8/15/12) (b)	Aaa/AAA	2,100,889
255	zero coupon, 8/15/27	Aaa/AAA	86,233
4,785	zero coupon, 8/15/28, (Pre-refunded @ $39.75, 8/15/12) (b)	Aaa/AAA	1,649,437
215	zero coupon, 8/15/28	Aaa/AAA	68,385
5,745	zero coupon, 8/15/29, (Pre-refunded @ $37.46, 8/15/12) (b)	Aaa/AAA	1,866,263
255	zero coupon, 8/15/29	Aaa/AAA	76,309
1,915	zero coupon, 8/15/30, (Pre-refunded @ $35.30, 8/15/12) (b)	Aaa/AAA	586,143
85	zero coupon, 8/15/30	Aaa/AAA	23,926
7,660	zero coupon, 8/15/31, (Pre-refunded @ $33.25, 8/15/12) (b)	Aaa/AAA	2,208,761
340	zero coupon, 8/15/31	Aaa/AAA	90,042
10,115	5.00%, 8/15/33 (j)	Aaa/AAA	10,071,202
12,855	El Paso, GO, 4.75%, 8/15/33, Ser. 1057 (FSA) (j)	NR/AAA	11,957,849
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, (Pre-refunded @ $101, 7/1/09) (MBIA) (b)	Aaa/AAA	5,243,550
2,750	St. Luke’s Episcopal Hospital,
	5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (b)	NR/AAA	2,985,125
5,000	Houston Water & Sewer System Rev.,
	5.00%, 12/1/30, Ser. A, (Pre-refunded @ $100, 12/1/12) (FSA) (b)	Aaa/AAA	5,445,400
	Judson Independent School Dist., GO (PSF-GTD),
6,535	5.00%, 2/1/30, (Pre-refunded @ $100, 2/1/11) (b)	Aaa/NR	6,968,924
465	5.00%, 2/1/30	Aaa/NR	464,968
11,950	Mansfield Independent School Dist., GO, 5.00%, 2/15/28 (PSF-GTD) (j)	Aaa/AAA	11,985,133
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD),
1,365	zero coupon, 8/15/16	NR/AAA	964,918
1,000	zero coupon, 8/15/18	NR/AAA	629,430
1,000	zero coupon, 8/15/19	NR/AAA	586,550
1,000	zero coupon, 8/15/20	NR/AAA	551,090
11,800	North Texas Tollway Auth. Rev., 5.625%, 1/1/33, Ser. A (d)	A2/A−	11,744,186
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO,
	5.30%, 10/1/29 (Radian)	NR/AA	2,152,784
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	NR/CCC	1,534,920
11,115	Univ. Rev., 5.00%, 8/15/33, Ser. B, (Pre-refunded @ $100, 8/15/13) (b)(j)	Aaa/AAA	12,128,355
2,500	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	2,542,200
			128,037,936

12 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Utah–0.3%
$1,750	Cnty. of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/NR	$1,653,120
750	Spanish Fork City Rev., 5.70%, 11/15/36	NR/NR	661,875
720	Utah Cnty. Lincoln Academy Charter School, GO,
	5.875%, 6/15/37, Ser. A (c)	NR/NR	651,845
			2,966,840
	Virginia–0.1%
1,000	James City Cnty. Economic Dev. Auth. Rev., 5.50%, 7/1/37, Ser. A	NR/NR	841,270
	Washington–10.2%
6,375	Chelan Cnty. Public Utility Dist. Rev.,
	5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	6,407,066
	King Cnty. Sewer Rev., Ser. A,
10,000	5.00%, 1/1/35 (FGIC)	A1/AA	9,740,200
15,000	5.00%, 1/1/35 (FSA)(j)	Aaa/AAA	15,019,200
21,625	Port Tacoma, GO, 5.00%, 12/1/33,
	(Pre-refunded@$100,12/1/13)(AMBAC)(b)(j)	Aaa/AAA	23,872,486
10,000	Seattle Drain & Wastewater Rev., 5.00%, 7/1/32 (FGIC)	Aa2/AA+	9,915,900
3,400	State Housing Finance Commission Rev.,
	Skyline at First Hill, 5.625%, 1/1/38, Ser. A	NR/NR	2,888,708
22,415	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	23,093,951
			90,937,511
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	563,494
700	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	609,315
			1,172,809
	Total Municipal Bonds & Notes (cost–$866,936,656)		872,599,932
VARIABLE RATE NOTES (g)–1.7%
	Florida–0.3%
3,190	State Turnpike Auth. Rev., 11.98%, 7/1/31, Ser. 1450 (a)(c)(f)	Aa2/NR	2,501,311
	New York–1.2%
4,660	Liberty Dev. Corp. Rev., 16.96%, 10/1/35, Ser. 1451 (a)(c)(f)	Aa3/NR	4,897,660
6,000	State Dormitory Auth. Rev., Univ. & College Improvement.,
	15.59%, 3/15/35, Ser. 1216 (a)(c)(f)	NR/AAA	6,034,200
			10,931,860
	Ohio–0.2%
2,075	State Air Quality Dev. Auth. Rev., 1.15%, 1/1/34 (FGIC) (a)(c)(f)	A2/NR	1,293,244
	Pennsylvania–0.0%
350	Washington Cnty. Redev. Auth., Tax Allocation, 5.45%, 7/1/35, Ser. A	NR/NR	303,159
	Total Variable Rate Notes (cost–$19,330,232)		15,029,574
U.S. TREASURY BILLS (h)–0.2%
1,535	1.42%-2.08%, 5/29/08-6/12/08 (cost–$1,530,330)		1,530,330
	Total Investments before options written (cost–$887,797,218)–100.0%		889,159,836

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Contracts		Value
OPTIONS WRITTEN (i)–(0.0)%
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
351	strike price $114, expires 5/23/08 (premiums received–$286,732)	$(76,781)
	Total Investments net of options written (cost–$887,510,486)–100.0%	$889,083,055

14 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES–93.6%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$1,000,870
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home,
3,200	5.20%, 11/15/22	NR/A+	3,256,256
11,725	5.35%, 11/15/32	NR/A+	11,752,788
	Burbank Public Finance Auth., Tax Allocation, San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,086,320
1,000	5.50%, 12/1/33	NR/BBB	946,100
2,000	Butte-Glenn Community College Dist., GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,046,780
2,000	Capistrano Unified School Dist., Community Fac. Dist., Special Tax, 6.00%, 9/1/32, (Pre-refunded @ $100, 9/1/13) (b)	NR/NR	2,298,640
500	Carson Public Financing Auth., Special Assessment, 5.00%, 9/2/31, Ser. B	NR/NR	420,945
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	985,800
1,150	Ceres Redev. Agcy., Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,123,976
	Ceres Unified School Dist., GO (FGIC),
2,825	zero coupon, 8/1/28	Baa3/A	846,059
2,940	zero coupon, 8/1/29	Baa3/A	822,965
	Chula Vista Community Facs. Dist., Special Tax, Eastlake Woods,
675	6.15%, 9/1/26	NR/NR	670,619
1,620	6.20%, 9/1/33	NR/NR	1,593,448
	Otay Ranch Village,
1,990	5.125%, 9/1/36	NR/NR	1,661,909
1,600	5.75%, 9/1/33	NR/NR	1,472,832
1,000	City of Carlsbad, Special Assessment, 6.00%, 9/2/34	NR/NR	985,600
	Contra Costa Cnty. Public Financing Auth., Tax Allocation, Ser. A,
1,415	5.625%, 8/1/33	NR/BBB	1,389,587
6,585	5.625%, 8/1/33, (Pre-refunded @ $100, 8/1/13) (b)	NR/BBB	7,433,411
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,637,288
	Educational Facs. Auth. Rev.,
2,455	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	530,084
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aa3/NR	4,887,200
	Fremont Community Dist., Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,092,800
5,000	6.30%, 9/1/31	NR/NR	4,957,350
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	10,169,275
4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	4,434,005
	Golden State Tobacco Securitization Corp. Rev.,
10,000	5.00%, 6/1/33, Ser. A-1 (FGIC)	Baa3/BBB	8,315,700
10,000	5.00%, 6/1/35, Ser. A (FGIC)	A2/A	9,738,401
10,000	5.00%, 6/1/35, Ser. A (FGIC) (j)	A2/A	9,738,400

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 15

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$9,000	5.00%, 6/1/45 (AMBAC-TCRS) (j)	Aaa/AAA	$8,507,160
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS) (j)	A2/AAA	3,649,320
18,000	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	19,640,520
38,490	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	44,564,107
	Health Facs. Finance Auth. Rev.,
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	5,864,220
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A+	2,012,800
1,550	5.25%, 1/1/26	NR/A+	1,541,026
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	Aa3/AA−	2,080,060
	Infrastructure & Economic Dev. Bank Rev.,
7,750	Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (b)(j)	Aaa/AAA	7,995,908
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A	3,014,850
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,057,920
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	18,336
825	Lee Lake Water Dist. Community Facs. Dist. No. 2, Montecito Ranch, Special Tax, 6.125%, 9/1/32	NR/NR	788,304
5,000	Long Beach Community College Dist., GO, 5.00%, 5/1/28, Ser. A, (Pre-refunded @ $100, 5/1/13) (MBIA) (b)	Aaa/AAA	5,494,800
	Los Angeles Department of Water & Power Rev. (j),
6,000	4.75%, 7/1/30, Ser. A-2 (FSA)	Aaa/AAA	5,752,920
10,000	5.00%, 7/1/30, Ser. A	Aa3/AA−	9,946,100
20,000	5.00%, 7/1/35, Ser. A (FSA)	Aaa/AAA	19,880,600
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,272,080
4,585	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax, 5.20%, 9/1/36	NR/NR	3,729,485
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	4,820,700
1,545	Oakland Redev. Agcy., Tax Allocation, 5.25%, 9/1/33, (Pre-refunded @ $100, 3/1/13) (b)	NR/A	1,710,794
5,000	Orange Cnty. Community Facs. Dist., Ladera Ranch, Special Tax, 5.55%, 8/15/33, Ser. A	NR/NR	4,726,950
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	4,694,650
	Orange Cnty. Water Dist. Rev., CP, Ser. B (MBIA),
1,000	5.00%, 8/15/28	Aaa/AAA	1,001,800
5,525	5.00%, 8/15/34	Aaa/AAA	5,455,130
5,000	Pajaro Valley Unified School Dist., GO, 5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA) (b)(j)	Aaa/AAA	5,517,300
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25 (MBIA)	Aaa/AAA	2,018,540
6,455	Pasadena Water Rev., 5.00%, 6/1/33 (FGIC)	Baa3/AA	6,354,625
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	1,271,298

16 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Poway Unified School Dist. Community Facs. Dist. No. 6, Special Tax,
$1,950	5.125%, 9/1/28	NR/BBB	$1,754,844
	Area A,
1,285	6.05%, 9/1/25	NR/NR	1,297,105
2,100	6.125%, 9/1/33	NR/NR	2,115,561
1,700	Area B, 5.125%, 9/1/28	NR/NR	1,482,808
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	4,887,200
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29 (MBIA)	Aaa/AAA	499,980
1,360	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	1,318,370
10,820	Sacramento Cnty. Water Financing Auth. Rev., 5.00%, 6/1/34, (Pre-refunded @ $100, 6/1/13) (AMBAC) (b)(j)	Aaa/AAA	11,906,977
8,000	Sacramento Muni Utility Dist., Electric Rev., 5.00%, 8/15/33, Ser. R (MBIA) (j)	Aaa/AAA	7,920,080
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (FSA) (j)	Aaa/AAA	12,225,575
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A (a),
890	5.60%, 9/1/21	NR/NR	873,517
580	5.70%, 9/1/26	NR/NR	538,188
1,700	5.75%, 9/1/36	NR/NR	1,537,633
	San Diego Unified School Dist., GO, Ser. E (FSA),
11,000	5.00%, 7/1/26	Aaa/AAA	11,871,200
8,425	5.00%, 7/1/28	Aaa/AAA	9,092,260
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev., 5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,517,985
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,036,810
15,700	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC)	A3/A	14,665,527
	Santa Ana Unified School Dist., GO, Ser. B (FGIC),
2,515	zero coupon, 8/1/26	Baa3/A+	905,853
3,520	zero coupon, 8/1/28	Baa3/A+	1,109,750
2,500	zero coupon, 8/1/30	Baa3/A+	691,450
3,780	zero coupon, 8/1/31	Baa3/A+	980,305
3,770	zero coupon, 8/1/32	Baa3/A+	918,372
	Santa Margarita Water Dist., Special Tax,
1,820	6.25%, 9/1/29	NR/NR	1,805,040
4,125	6.25%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	4,443,499
3,550	Santa Monica Community College Dist., GO, zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,162,128
4,425	South Tahoe JT Powers Financing Auth. Rev., 5.45%, 10/1/33	NR/BBB	4,106,090
	Southern CA Public Power Auth., Power Project Rev., Ser. A, (Pre-refunded @ $100, 7/1/13) (AMBAC) (b)(j),
15,010	5.00%, 7/1/33	Aaa/AAA	16,540,269

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 17

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$4,095	State Department Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	$4,160,684
	State Public Works Board Lease Rev.,
1,105	Patton, 5.375%, 4/1/28	A2/A	1,130,459
4,600	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	4,640,434
	State, GO,
265	5.00%, 6/1/37	A1/A+	258,235
10,300	5.00%, 11/1/37	A1/A+	10,035,702
4,000	5.00%, 12/1/37	A1/A+	3,897,120
	Statewide Community Dev. Auth. Rev.,
1,150	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	1,060,794
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,497,100
15,000	Health Facs., Memorial Health Services, 5.50%, 10/1/33, Ser. A	NR/A+	15,038,850
1,250	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	1,031,988
3,505	Internext Group, CP, 5.375%, 4/1/30	NR/BBB	3,165,366
7,300	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	7,348,545
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA−	10,068,600
2,500	Valleycare Health, 5.125%, 7/15/31, Ser. A	NR/NR	2,077,150
975	Windrush School, 5.50%, 7/1/37	NR/NR	847,996
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,027,020
2,000	Temecula Public Financing Auth. Community Facs. Dist., Crowne Hill, Special Tax, 6.00%, 9/1/33, Ser. A	NR/NR	1,883,620
	Tobacco Securitization Agcy. Rev., Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	7,614,162
7,000	6.00%, 6/1/42	Baa3/NR	6,612,620
4,910	Gold Cnty., zero coupon, 6/1/33	NR/BBB	869,463
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,923,240
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	4,038,800
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	2,972,626
	Univ. Rev. (FSA)(j),
5,500	4.75%, 5/15/35	Aaa/AAA	5,218,565
21,125	5.00%, 9/1/33, Ser. Q, (Pre-refunded @ $101, 9/1/11) (b)	Aaa/AAA	23,035,122
2,355	5.00%, 9/1/34, Ser. Q, (Pre-refunded @ $101, 9/1/11) (b)	Aaa/AAA	2,567,939
4,000	Vernon Electric System Rev., Malburg Generating Station, 5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (b)	Aaa/NR	4,000,000
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,002,710
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,402,350
2,750	Woodland Finance Auth., Lease Rev., 5.00%, 3/1/32 (XLCA)	A3/A−	2,678,775
	Total California Municipal Bonds & Notes (cost–$545,217,964)		551,988,122

18 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
OTHER MUNICIPAL BONDS & NOTES–4.8%
	Florida–0.7%
$4,720	Sarasota Cnty. Health Fac. Auth. Rev., 5.625%, 7/1/27	NR/NR	$4,152,043
	Indiana–0.7%
5,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (c)	NR/NR	4,383,900
	New York–0.4%
2,330	State Dormitory Auth. Rev., Hospital Center, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,481,310
	Pennsylvania–0.7%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. A,
1,000	5.00%, 11/15/28	Ba2/BB	804,740
4,000	5.375%, 11/15/40	Ba2/BB	3,199,400
			4,004,140
	Puerto Rico–2.0%
	Electric Power Auth. Power Rev., Ser. NN, (Pre-refunded @ $100, 7/1/13) (b),
1,185	5.125%, 7/1/29	A3/AAA	1,309,935
315	5.125%, 7/1/29	A3/BBB+	348,210
	Public Building Auth. Rev., Gov’t Facs.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB−	4,057,251
290	5.25%, 7/1/36, Ser. D	Baa3/BBB−	280,447
	Puerto Rico Sales Tax Financing Corp. Rev., Ser. A,
23,200	zero coupon, 8/1/47 (AMBAC)	Aaa/AAA	2,259,912
29,200	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	1,796,676
26,300	zero coupon, 8/1/56	A1/A+	1,414,677
			11,467,108
	South Dakota–0.3%
2,000	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.50%, 12/1/35	NR/NR	1,703,900
	Total Other Municipal Bonds & Notes (cost–$32,633,012)		28,192,401
CALIFORNIA VARIABLE RATE NOTES (a)(c)(f)(g)–0.8%
	Los Angeles Unified School Dist., GO (MBIA),
1,745	12.339%, 1/1/23	NR/NR	1,492,847
2,090	15.235%, 1/1/11	NR/NR	3,410,901
	Total California Variable Rate Notes (cost–$4,754,171)		4,903,748
OTHER VARIABLE RATE NOTES (g)–0.7%
	Puerto Rico–0.7%
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost–$3,968,136)	Ba1/BBB−	3,999,158
U.S. TREASURY BILLS (h)–0.1%
795	1.42%-2.08%, 5/29/08-6/12/08 (cost–$792,648)		792,648
	Total Investments before options written (cost– $587,365,931)–100.0%		589,876,077

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 19

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Contracts		Value
OPTIONS WRITTEN (i)–(0.0)%
	Put Options–(0.0)%
249	U.S. Treasury Notes 10 yr. Futures (CBOT), strike price $114, expires 5/23/08 (premiums received–$203,408)	$(54,469)
	Total Investments net of options written (cost– $587,162,523)–100.0%	$589,821,608

20 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES–88.3%
$790	Dutchess Cnty. Industrial Dev. Agcy. Rev., 5.25%, 1/1/37	NR/NR	$649,056
2,800	East Rochester Housing Auth. Rev.,
	St. Mary’s Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	2,897,076
1,400	Woodland Project, 5.50%, 8/1/33	NR/NR	1,203,930
1,300	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,151,722
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,060	5.25%, 10/1/35	Aa3/AA−	1,070,812
2,990	5.25%, 10/1/35 (j)	Aa3/AA−	3,020,498
900	5.50%, 10/1/37	Aa3/AA−	934,938
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	A3/A−	992,590
	Metropolitan Transportation Auth. Rev.,
1,200	5.00%, 11/15/26, Ser. B	A2/A	1,206,312
6,220	5.00%, 11/15/32, Ser. A (FGIC)(j)	A2/A	6,115,877
100	Monroe Tobacco Asset Securitization Corp. Rev.,
	6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (b)	Aaa/AAA	109,514
2,190	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128 (j)	Aa1/NR	1,982,760
1,300	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,274,598
2,000	Nassau Cnty. Tobacco Settlement Corp.,
	Rev., 6.60%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (b)	Aaa/AAA	2,134,620
	New York City, GO, Ser. I,
7,195	5.00%, 3/1/33	Aa3/AA	7,073,908
235	5.375%, 3/1/27	Aa3/AA	240,118
	New York City Industrial Dev. Agcy. Rev.,
800	Liberty Interactive Corp., 5.00%, 9/1/35	Baa3/BB	693,960
	Yankee Stadium,
2,000	5.00%, 3/1/31 (FGIC)	Baa3/BBB−	1,920,840
200	5.00%, 3/1/36 (MBIA)	Aaa/AAA	196,738
5,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/32, Ser. A	Aa2/AA+	4,999,650
5,000	New York City Trust for Cultural Res. Rev., 5.00%, 2/1/34 (FGIC) (j)	Aa3/AA−	4,978,100
2,995	New York Cntys. Tobacco Trust II Rev., 5.625%, 6/1/35	Ba1/BBB	2,923,479
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,004,990
1,855	Sachem Central School Dist. of Holbrook, GO, 5.00%, 6/15/30 (MBIA)	Aaa/AAA	2,042,633
	State Dormitory Auth. Rev.,
1,400	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	1,263,374
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Aaa/AAA	2,257,020
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	1,975,300
3,250	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	2,977,065
	Long Island Univ., Ser. A (Radian),
2,040	5.00%, 9/1/23	Aa3/AA	2,005,504
4,000	5.00%, 9/1/32	Aa3/AA	3,619,800
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-MBIA)	Aaa/AAA	3,007,440

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO New York Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Mount St. Mary College (Radian),
$2,000	5.00%, 7/1/27	NR/AA	$1,844,440
2,000	5.00%, 7/1/32	NR/AA	1,783,480
1,000	New York Univ., 5.00%, 7/1/31, Ser. 2 (AMBAC)	Aaa/AAA	1,004,680
1,000	New York Univ. Hospital, 5.625%, 7/1/37, Ser. B	Ba2/BB	929,050
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA−	6,094,343
	North Shore L.I. Jewish Group,
1,000	5.50%, 5/1/33, (Pre-refunded @ $100, 5/1/13) (b)	Aaa/NR	1,107,470
7,000	Rockefeller Univ., 5.00%, 7/1/32 (j)	Aaa/AAA	7,063,350
1,000	School Dist. Financing, 5.00%, 10/1/30 (MBIA)	Aaa/AAA	1,009,200
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	A1/NR	1,257,225
2,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	2,504,375
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	3,746,956
2,400	State Personal Income Tax,
	5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (b)	Aa3/AAA	2,626,176
1,250	Student Housing Corp.,
	5.125%, 7/1/34, (Pre-refunded @ $100, 7/1/14) (FGIC) (b)	Baa3/NR	1,384,413
1,500	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	1,510,140
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	582,099
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,482,025
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,028,100
	State Environmental Facs. Corp. Rev. (j),
5,575	4.75%, 7/15/28	Aaa/AAA	5,574,610
8,855	4.75%, 7/15/33	Aaa/AAA	8,600,507
7,375	State Housing Finance Agcy., State Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. A, (Pre-refunded @ $100, 3/15/13) (b)(j)	Aa3/AAA	8,087,794
1,900	State Urban Dev. Corp. Rev., Personal Income Tax,
	5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (b)	Aa3/AAA	2,079,056
4,000	Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/32 (MBIA) (j)	Aaa/AAA	4,021,040
960	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	859,440
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	1,982,100
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34, (Pre-refunded @ $100, 1/1/13) (b)	NR/NR	1,442,663
	Total New York Municipal Bonds & Notes (cost–$140,029,183)		139,528,954
OTHER MUNICIPAL BONDS & NOTES–11.2%
	California–2.6%
3,560	Golden State Tobacco Securitization Corp. Rev.,
	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	4,121,804
	District of Columbia–0.1%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	172,851

22 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO New York Municipal Income Fund III
Schedule of Investments
March 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Indiana–1.7%
	Vigo Cnty. Hospital Auth. Rev. (c),
$1,000	5.70%, 9/1/37	NR/NR	$876,780
2,000	5.75%, 9/1/42	NR/NR	1,737,300
			2,614,080
	Puerto Rico–6.2%
	Children’s Trust Fund, Tobacco Settlement Rev.,
1,700	5.50%, 5/15/39	Baa3/BBB	1,629,144
580	5.625%, 5/15/43	Baa3/BBB	555,605
	Electric Power Auth. Power Rev., Ser. NN, (Pre-refunded @ $100, 7/1/13) (b),
790	5.125%, 7/1/29	A3/AAA	873,290
210	5.125%, 7/1/29	A3/BBB+	232,140
4,000	Public Building Auth. Rev., Gov’t Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB−	3,671,720
2,400	Puerto Rico Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB−	2,466,288
5,000	Puerto Rico Sales Tax Financing Corp. Rev., zero coupon, 8/1/54, Ser. A (AMBAC)	Aaa/AAA	307,650
			9,735,837
	Rhode Island–0.3%
500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	477,250
	South Carolina–0.2%
370	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/30, Ser. B	Baa3/BBB	360,350
	Washington–0.1%
135	Tobacco Settlement Auth. Rev., 6.625%, 6/1/32	Baa3/BBB	136,361
	Total Other Municipal Bonds & Notes (cost–$16,864,416)		17,618,533
NEW YORK VARIABLE RATE NOTES (a)(c)(f)(g)–0.4%
700	State Urban Dev. Corp. Rev., 15.647%, 3/15/35 (cost–$760,709)	NR/AAA	703,990
U.S. TREASURY BILLS (h)–0.1%
175	1.20%-1.42%, 6/12/08 (cost–$174,511)		174,511
	Total Investments before options written (cost–$157,828,819)–100.0%		158,025,988
Contracts
OPTIONS WRITTEN (i)–(0.0)%
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
64	strike price $114, expires 5/23/08 (premiums received–$52,282)		(14,000)
	Total Investments net of options written (cost–$157,776,537)–100.0%		$158,011,988

See accompanying Notes to Financial Statements | 3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO Municipal Income Funds III
Notes to Schedule of Investments
March 31, 2008 (unaudited)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $14,726,415, representing 1.66% of total investments in Municipal Income III. Securities with an aggregate value of $7,853,086, representing 1.33% of total investments in California Municipal Income III. Securities with an aggregated value of $703,990, representing 0.45% of total investments in New York Municipal Income III.

(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after March 31, 2008.

(e)	Security in default.

(f)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(g)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2008.

(h)	All or partial amount segregated as collateral for futures contracts.

(i)	Non-income producing.

(j)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Funds acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St. Mtg. – insured by California State Mortgage

CBOT – Chicago Board of Trade

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GNMA – insured by Government National Mortgage Association

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

TCRS – Temporary Custodian Receipts

XLCA – insured by XL Capital Assurance

24 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Statements of Assets and Liabilities
March 31, 2008 (unaudited)

	Municipal III	California Municipal III	New York Municipal III
Assets:
Investments, at value (cost–$887,797,218, $587,365,931 and $157,828,819, respectively)	$889,159,836	$589,876,077	$158,025,988
Interest receivable	13,019,085	8,094,118	1,843,136
Deposits with brokers for futures contracts collateral	5,205,000	4,270,000	760,000
Prepaid expenses and other assets	503,595	772,313	249,131
Total Assets	907,887,516	603,012,508	160,878,255
Liabilities:
Payable for floating rate notes	173,261,481	121,378,423	38,823,991
Payable to custodian for cash overdraft	33,248,881	14,869,411	1,157,290
Payable for investments purchased	11,544,412	—	—
Dividends payable to common and preferred shareholders	2,323,270	1,375,181	319,051
Interest payable	846,585	899,858	330,076
Payable for variation margin on futures contracts	509,213	344,256	98,549
Investment management fees payable	318,328	215,333	55,446
Options written, at value (premiums received –
$286,732, $203,408, and $52,282)	76,781	54,469	14,000
Accrued expenses and other liabilities	136,303	86,427	391,842
Total Liabilities	222,265,254	139,223,358	41,190,245
Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 10,800, 7,400 and 1,880 shares issued and outstanding, respectively)	270,000,000	185,000,000	47,000,000
Net Assets Applicable to Common Shareholders	$415,622,262	$278,789,150	$72,688,010
Composition of Net Assets Applicable to
Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$316	$216	$55
Paid-in-capital in excess of par	449,159,656	305,674,467	78,189,823
Undistributed net investment income	1,501,414	356,967	162,837
Accumulated net realized loss	(34,069,174)	(28,218,995)	(5,576,433)
Net unrealized appreciation (depreciation) of investments, futures contracts and options written	(969,950)	976,495	(88,272)
Net Assets Applicable to Common Shareholders	$415,622,262	$278,789,150	$72,688,010
Common Shares Outstanding	31,615,581	21,556,009	5,517,633
Net Asset Value Per Common Share	$13.15	$12.93	$13.17

See accompanying Notes to Financial Statements | 3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO Municipal Income Funds III
Statements of Operations
Six months ended March 31, 2008 (unaudited)

	Municipal III	California Municipal III	New York Municipal III
Investment Income:
Interest	$26,318,373	$16,895,337	$4,262,739
Expenses:
Interest expense	3,372,761	2,487,595	690,488
Investment management fees	2,318,299	1,575,386	404,487
Custodian and accounting agent fees	355,483	129,579	21,662
Auction agent fees and commissions	348,708	236,070	61,274
Audit and tax services	36,991	27,592	18,844
Shareholders communications	30,508	20,449	7,119
Trustees’ fees and expenses	28,523	22,016	11,313
Transfer agent fees	18,946	16,034	15,585
New York Stock Exchange listing fees	9,665	8,196	8,084
Legal fees	8,229	5,422	4,171
Insurance expense	6,875	4,840	1,442
Miscellaneous	8,956	8,422	7,852
Total expenses	6,543,944	4,541,601	1,252,321
Less: investment management fees waived	(387,518)	(263,445)	(67,635)
custody credits earned on cash balances	(151,869)	(52,608)	(1,840)
Net expenses	6,004,557	4,225,548	1,182,846
Net Investment Income	20,313,816	12,669,789	3,079,893
Realized and Change In Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,391,427	1,406,330	235,281
Futures contracts	(15,374,818)	(10,512,373)	(2,650,707)
Options written	1,050,188	714,845	183,541
Net change in unrealized appreciation/depreciation of:
Investments	(33,548,508)	(25,490,908)	(5,481,148)
Futures contracts	(2,462,485)	(1,351,437)	(535,445)
Options written	209,951	148,939	38,282
Net realized and change in unrealized loss on investments,
futures contracts and options written	(45,734,245)	(35,084,604)	(8,210,196)
Net Decrease in Net Assets Resulting from Investment Operations	(25,420,429)	(22,414,815)	(5,130,303)
Dividends on Preferred Shares from Net Investment Income	(4,937,013)	(3,190,306)	(860,739)
Net Decrease in Net Assets Applicable to Shareholders Resulting from Investment Operations	$(30,357,442)	$(25,605,121)	$(5,991,042)

26 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

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3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 27

PIMCO Municipal Income Funds III
Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal III
	Six Months ended March 31, 2008 (unaudited)	Year ended September 30, 2007
Investment Operations:
Net investment income	$20,313,816	$36,929,364
Net realized gain (loss) on investments, futures contracts and options written	(9,933,203)	4,167,656
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	(35,801,042)	(16,790,726)
Net increase (decrease) in net assets resulting from investment operations	(25,420,429)	24,306,294
Dividends on Preferred Shares from Net Investment Income	(4,937,013)	(9,548,808)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(30,357,442)	14,757,486
Dividends to Common Shareholders from Net Investment Income	(13,262,595)	(26,397,297)
Capital Share Transactions:
Reinvestment of dividends	1,328,181	3,042,593
Total decrease in net assets applicable to common shareholders	(42,291,856)	(8,597,218)
Net Assets Applicable to Common Shareholders:
Beginning of period	457,914,118	466,511,336
End of period (including undistributed net investment income (dividends in excess) of $1,501,414 and $(612,794); $356,967 and $(1,366,248); $162,837 and $(318,262); respectively)	$415,622,262	$457,914,118
Common Shares Issued in Reinvestment of Dividends	93,241	202,633

28 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

California Municipal III		New York Municipal III
Six Months ended March 31, 2008 (unaudited)	Year ended September 30, 2007	Six Months ended March 31, 2008 (unaudited)	Year ended September 30, 2007
$12,669,789	$23,096,778	$3,079,893	$5,690,778
(8,391,198)	1,814,644	(2,231,885)	1,013,886
(26,693,406)	(7,584,274)	(5,978,311)	(3,634,317)
(22,414,815)	17,327,148	(5,130,303)	3,070,347
(3,190,306)	(6,244,266)	(860,739)	(1,607,055)
(25,605,121)	11,082,882	(5,991,042)	1,463,292
(7,756,268)	(18,727,275)	(1,738,055)	(4,316,067)
192,715	1,365,933	—	433,794
(33,168,674)	(6,278,460)	(7,729,097)	(2,418,981)
311,957,824	318,236,284	80,417,107	82,836,088
$278,789,150	$311,957,824	$72,688,010	$80,417,107
14,316	86,683	—	28,231

See accompanying Notes to Financial Statements | 3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 29

PIMCO Municipal Income Fund III
Statement of Cash Flows
Six months ended March 31, 2008 (unaudited)

Cash Flows used for Operating Activities:
Purchases of long-term investments	$(142,672,134)
Proceeds from sales of long-term investments	122,588,910
Increase in deposits with brokers for futures contracts collateral	(5,205,000)
Interest received	18,872,397
Operating expenses paid	(2,868,218)
Net cash used for futures transactions	(17,328,090)
Net cash provided by options written	1,336,920
Net decrease in short-term investments	6,286,589
Net cash used for operating activities	(18,988,626)
Cash Flows provided by Financing Activities:
Cash dividends paid (excluding reinvestment of dividends of $1,328,181)	(16,891,940)
Cash overdraft at custodian	33,248,881
Net cash provided by financing activities*	16,356,941
Net decrease in cash	(2,631,685)
Cash at beginning of period	2,631,685
Cash at end of period	—
Reconciliation of Net Decrease in Net Assets Resulting from Investment Operations to Net Cash Used for Operating Activities:
Net decrease in net assets resulting from investment operations	(25,420,429)
Increase in payable for investments purchased	10,369,270
Increase in deposits with brokers for futures contracts collateral	(5,205,000)
Decrease in receivable for investments sold	60,000
Increase in interest receivable	(1,236,802)
Increase in premiums received for options written	286,732
Increase in prepaid expenses and other assets	(25,266)
Increase in investment management fees payable	20,266
Increase in net payable for variation margin on futures contracts	509,213
Increase in unrealized appreciation of options written	(209,951)
Decrease in accrued expenses and other liabilities	(231,422)
Net decrease in investments	2,094,763
Net cash used for operating activities	$(18,988,626)

*	Supplemental Disclosure

Non-cash financing activity not included consists of interest expense on floating rate notes issued of $3,372,761.

30 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III
Statement of Cash Flows
Six months ended March 31, 2008 (unaudited)

Cash Flows used for Operating Activities:
Purchases of long-term investments	$(55,733,520)
Proceeds from sales of long-term investments	47,527,723
Increase in deposits with brokers for futures contracts collateral	(4,270,000)
Interest received	12,908,414
Operating expenses paid	(1,914,226)
Net cash used for futures transactions	(11,519,554)
Net cash provided by options written	918,253
Net decrease in short-term investments	5,825,607
Net cash used for operating activities	(6,257,303)
Cash Flows provided by Financing Activities:
Cash dividends paid (excluding reinvestment of dividends of $192,715)	(10,744,926)
Cash overdraft at custodian	14,869,411
Net cash provided by financing activities*	4,124,485
Net decrease in cash	(2,132,818)
Cash at beginning of period	2,132,818
Cash at end of period	—
Reconciliation of Net Decrease in Net Assets Resulting from Investment Operations to Net Cash Used for Operating Activities:
Net decrease in net assets resulting from investment operations	(22,414,815)
Increase in deposits with brokers for futures contracts collateral	(4,270,000)
Increase in interest receivable	(384,447)
Increase in premiums received for options written	203,408
Increase in prepaid expenses and other assets	(15,250)
Increase in investment management fees payable	12,050
Increase in net payable of variation margin on futures contracts	344,256
Increase in unrealized appreciation of options written	(148,939)
Decrease in accrued expenses and other liabilities	(173,073)
Net decrease in investments	20,589,507
Net cash used for operating activities	$(6,257,303)

*	Supplemental Disclosure

Non-cash financing activity not included consists of interest expense on floating rate notes issued of $2,487,595.

See accompanying Notes to Financial Statements | 3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 31

PIMCO New York Municipal Income Fund III
Statement of Cash Flows
Six months ended March 31, 2008 (unaudited)

Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(10,520,068)
Proceeds from sales of long-term investments	6,167,813
Increase in deposits with brokers for futures contracts collateral	(760,000)
Interest received	3,296,674
Operating expenses paid	(557,277)
Net cash used for futures transactions	(3,087,603)
Net cash provided by options written	235,823
Net decrease in short-term investments	5,321,688
Net cash provided by operating activities	97,050
Cash Flows used for Financing Activities:
Cash dividends paid	(2,598,005)
Cash overdraft at custodian	1,157,290
Net cash used for financing activities*	(1,440,715)
Net decrease in cash	(1,343,665)
Cash at beginning of period	1,343,665
Cash at end of period	—
Reconciliation of Net Decrease in Net Assets Resulting from Investment Operations to Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from investment operations	(5,130,303)
Increase in deposits with brokers for futures contracts collateral	(760,000)
Decrease in receivable for investments sold	60,000
Increase in interest receivable	(91,559)
Increase in premiums received for options written	52,282
Increase in prepaid expenses and other assets	(15,502)
Increase in investment management fees payable	3,394
Increase in net payable of variation margin on futures contracts	98,549
Increase in unrealized appreciation of options written	(38,282)
Decrease in accrued expenses and other liabilities	(52,811)
Net decrease in investments	5,971,282
Net cash provided by operating activities	$97,050

*	Supplemental Disclosure

Non-cash financing activity not included consists of interest expense on floating rate notes issued of $690,488.

32 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Notes to Financial Statements
March 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund III (‘‘Municipal III’’), PIMCO California Municipal Income Fund III (‘‘California Municipal III’’) and PIMCO New York Municipal Income Fund III (‘‘New York Municipal III’’), collectively referred to as the ‘‘Funds’’ or ‘‘PIMCO Municipal Income Funds III’’, were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’), serves as the investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global’’). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Under normal market conditions, Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not been asserted. However, the Funds expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds' management has determined that its evaluation of the Interpretation has resulted in no material impact to the Funds’ financial statements at March 31, 2008. The Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (‘‘SFAS’’) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, ‘‘Disclosures about Derivative Instruments and Hedging Activities’’ (‘‘SFAS 161’’). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. The Funds' management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith,

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 33

PIMCO Municipal Income Funds III
Notes to Financial Statements
March 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements of the Funds. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions – Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum ‘‘initial margin’’ requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions

The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of their investment strategies. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and

34 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO Municipal Income Funds III
Notes to Financial Statements
March 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

(g) Inverse Floating Rate Transactions – Residual Interest Municipal Bonds (‘‘RIBs’’) / Residual Interest
Tax Exempt Bonds (‘‘RITEs’’)

The Funds invest in RIBs and RITEs (‘‘Inverse Floaters’) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Funds sell a fixed rate municipal bond (‘‘Fixed Rate Bond’’) to a broker who places the Fixed Rate Bond in a special purpose trust (‘‘Trust’’) from which floating rate bonds (‘‘Floating Rate Notes’’) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (’’FASB Statement No. 140’’), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

Inverse Floaters are created by dividing the income stream provided by the underlying bonds into two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than an investment in Fixed Rate Bonds. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

(h) When-Issued/Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset values. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 35

PIMCO Municipal Income Funds III
Notes to Financial Statements
March 31, 2008 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Custody Credits Earned on Cash Balances

The Funds benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

(j) Interest Expense

Relates to the Funds’ liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions. Interest expense is recorded as incurred.

2. Investment Manager/Sub-Adviser

Each Fund has entered into an Investment Management Agreement (collectively the ‘‘Agreements’’) with the Investment Manager. Subject to the supervision by each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable on a monthly basis, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding through October 31, 2007. On November 1, 2007, the contractual fee waiver was reduced to 0.10% of each Fund’s average daily net assets inclusive of net assets attributable to any preferred shares that may be outstanding through October 31, 2008, and for a declining amount thereafter through October 31, 2009. For the six months ended March 31, 2008, each Fund paid investment management fees at an annualized effective rate of 0.54% of each Fund’s average daily net assets inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the ‘‘Sub-Adviser’’), to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all investment decisions for the Funds. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services.

3. Investments in Securities

For the six months ended March 31, 2008, purchases and sales of investments, other than short-term securities and U.S. government obligations, were:

	Municipal III	California Municipal III	New York Municipal III
Purchases	$153,041,404	$55,733,520	$10,520,068
Sales	122,528,910	47,527,723	6,107,813

(a) Futures contracts outstanding at March 31, 2008:

Fund	Type	Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Municipal III	Short: U.S. Treasury Bond Futures	(1,917)	$(227,734)	6/19/08	$(2,542,524)
California Municipal III	Short: U.S. Treasury Bond Futures	(1,296)	$(153,961)	6/19/08	$(1,475,305)
New York Municipal III	Short: U.S. Treasury Bond Futures	(371)	$(44,074)	6/19/08	$(540,031)

Municipal III, California Municipal III and New York Municipal III pledged $5,205,000, $4,270,000 and $760,000 in cash, respectively, as collateral for futures contracts.

36 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO Municipal Income Funds III
Notes to Financial Statements
March 31, 2008 (unaudited)

3. Investments in Securities (continued)

(b) Transactions in options written for the six months ended March 31, 2008:

	Contracts	Premiums
Municipal III:
Options outstanding, September 30, 2007	—	$—
Options written	1,873	1,336,920
Options expired	(1,522)	(1,050,188)
Options outstanding, March 31, 2008	351	$286,732
California Municipal III:
Options outstanding, September 30, 2007	—	$—
Options written	1,285	918,253
Options expired	(1,036)	(714,845)
Options outstanding, March 31, 2008	249	$203,408
New York Municipal III:
Options outstanding, September 30, 2007	—	$—
Options written	330	235,823
Options expired	(266)	(183,541)
Options outstanding, March 31, 2008	64	$52,282

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal III	$715,779,562	$29,496,125	$28,921,642	$574,483
California Municipal III	466,665,630	20,982,750	18,417,322	2,565,428
New York Municipal III	118,214,601	4,250,231	3,388,455	861,776

5. Auction Preferred Shares

Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C, 2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal III has issued 3,700 shares of Preferred Shares Series A and 3,700 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 37

PIMCO Municipal Income Funds III
Notes to Financial Statements
March 31, 2008 (unaudited)

5. Auction Preferred Shares (continued)

For the six months ended March 31, 2008, the annualized dividend rates ranged from:

	High	Low	At March 31, 2008
Municipal III:
Series A	6.00%	2.40%	3.259%
Series B	6.00%	2.00%	3.229%
Series C	6.00%	1.00%	3.229%
Series D	4.508%	2.00%	3.229%
Series E	6.00%	2.70%	3.229%
California Municipal III:
Series A	6.00%	2.35%	3.229%
Series B	4.508%	2.50%	3.229%
New York Municipal III:
Series A	6.00%	2.60%	3.259%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (‘‘ARPS’’) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently ‘‘failed’’ because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined ‘‘maximum rate’’ as the higher of the 30-day ‘‘AA’’ Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction).

These developments with respect to ARPS have not affected the management or investment policies of the Funds, and the Funds’ outstanding common shares continue to trade on the NYSE. If the Funds’ ARPS auctions continue to fail and the ‘‘maximum rate’’ payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

6. Subsequent Common Dividend Declarations

On April 1, 2008, the following dividends were declared to common shareholders payable May 1, 2008 to shareholders of record on April 11, 2008:

Municipal III	$0.070 per common share
California Municipal III	$0.060 per common share
New York Municipal III	$0.0525 per common share

On May 1, 2008 the following dividends were declared to common shareholders payable June 2, 2008 to shareholders of record on May 12, 2008:

Municipal III	$0.070 per common share
California Municipal III	$0.060 per common share
New York Municipal III	$0.0525 per common share

38 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

PIMCO Municipal Income Funds III
Notes to Financial Statements
March 31, 2008 (unaudited)

7. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (‘‘PEA’’), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged ‘‘market timing’’ arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning ‘‘market timing’’, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 39

PIMCO Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2008 (unaudited)	Year ended September 30				For the period October 31, 2002* through September 30, 2003
		2007	2006	2005	2004
Net asset value, beginning of period	$14.53	$14.90	$14.68	$14.36	$14.05	$14.33 **
Investment Operations:
Net investment income	0.65	1.17	1.12	1.14	1.18	0.78
Net realized and change in unrealized gain (loss) on investments, futures contracts and options written	(1.45)	(0.40)	0.26	0.36	0.22	(0.08)
Total from investment operations	(0.80)	0.77	1.38	1.50	1.40	0.70
Dividends on Preferred Shares from Net Investment Income	(0.16)	(0.30)	(0.27)	(0.18)	(0.09)	(0.06)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.96)	0.47	1.11	1.32	1.31	0.64
Dividends to Common Shareholders from Net Investment Income	(0.42)	(0.84)	(0.89)	(1.00)	(1.00)	(0.79)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—	—	—	—	—	(0.10)
Total capital share transactions	—	—	—	—	—	(0.13)
Net asset value, end of period	$13.15	$14.53	$14.90	$14.68	$14.36	$14.05
Market price, end of period	$14.18	$15.05	$15.70	$15.49	$14.30	$14.20
Total Investment Return (1)	(2.94)%	1.38%	7.69%	15.95%	8.10%	0.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$415,622	$457,914	$466,511	$457,487	$445,679	$435,169
Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	2.78%#	2.73%	2.71%	1.97%	1.54%	1.10%#
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.26%#	1.10%	1.06%	1.03%	1.05%	0.99%#
Ratio of net investment income to average net assets (2)(5)	9.16%#	7.90%	7.71%	7.74%	8.25%	6.05%#
Preferred shares asset coverage per share	$63,468	$67,378	$68,179	$67,352	$66,261	$65,284
Portfolio turnover	14%	10%	15%	3%	13%	18%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 2 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.17% (annualized), 0.24%, 0.24%, 0.24%, 0.24% and 0.23% (annualized), for the six months ended March 31, 2008, the years ended September 30, 2007, September 30, 2006, September 30, 2005, September 30, 2004 and for the period October 31, 2002 (commencement of operations) through September 30, 2003, respectively.

40 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2008 (unaudited)	Year ended September 30,				For the period October 31, 2002* through September 30, 2003
		2007	2006	2005	2004
Net asset value, beginning of period	$14.48	$14.83	$14.80	$14.12	$13.43	$14.33 **
Investment Operations:
Net investment income	0.59	1.07	1.11	1.14	1.23	0.67
Net realized and change in unrealized gain (loss) on investments, futures contracts and options written	(1.63)	(0.26)	0.13	0.65	0.51	(0.62)
Total from investment operations	(1.04)	0.81	1.24	1.79	1.74	0.05
Dividends on Preferred Shares from Net Investment Income	(0.15)	(0.29)	(0.25)	(0.15)	(0.09)	(0.06)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(1.19)	0.52	0.99	1.64	1.65	(0.01)
Dividends to Common Shareholders from Net Investment Income	(0.36)	(0.87)	(0.96)	(0.96)	(0.96)	(0.76)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—	—	—	—	—	(0.10)
Total capital share transactions	—	—	—	—	—	(0.13)
Net asset value, end of period	$12.93	$14.48	$14.83	$14.80	$14.12	$13.43
Market price, end of period	$13.84	$14.20	$16.94	$15.11	$13.74	$13.62
Total Investment Return (1)	0.08%	(11.38)%	19.43%	17.48%	8.22%	(4.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$278,789	$311,958	$318,236	$315,963	$300,860	$285,279
Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	2.85%#	2.94%	2.69%	1.94%	1.55%	1.14%#
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.19%#	1.16%	1.06%	1.05%	1.08%	1.01%#
Ratio of net investment income to average net assets (2)(5)	8.45%#	7.26%	7.56%	7.82%	8.79%	5.30%#
Preferred shares asset coverage per share	$62,658	$67,140	$67,993	$67,692	$65,650	$63,539
Portfolio turnover	8%	7%	7%	5%	33%	58%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 2 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.18% (annualized), 0.24%, 0.24%, 0.24%, 0.24% and 0.23% (annualized), for the six months ended March 31, 2008, the years ended September 30, 2007, September 30, 2006, September 30, 2005, September 30, 2004 and for the period October 31, 2002 (commencement of operations) through September 30, 2003, respectively.

See accompanying Notes to Financial Statements | 3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 41

PIMCO New York Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2008 (unaudited)	Year ended September 30,				For the period October 31, 2002* through September 30, 2003
		2007	2006	2005	2004
Net asset value, beginning of period	$14.57	$15.09	$15.03	$14.41	$14.14	$14.33 **
Investment Operations:
Net investment income	0.57	1.03	1.07	1.13	1.19	0.64
Net realized and change in unrealized gain (loss) on investments,
futures contracts and options written	(1.49)	(0.48)	0.13	0.61	0.12	0.14
Total from investment operations	(0.92)	0.55	1.20	1.74	1.31	0.78
Dividends on Preferred Shares from Net Investment Income	(0.16)	(0.29)	(0.26)	(0.16)	(0.08)	(0.06)
Net increase (decrease) in net assets applicable to common
shareholders resulting from investment operations	(1.08)	0.26	0.94	1.58	1.23	0.72
Dividends to Common Shareholders from Net Investment Income	(0.32)	(0.78)	(0.88)	(0.96)	(0.96)	(0.76)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—	—	—	—	—	(0.12)
Total capital share transactions	—	—	—	—	—	(0.15)
Net asset value, end of period	$13.17	$14.57	$15.09	$15.03	$14.41	$14.14
Market price, end of period	$12.82	$13.57	$16.45	$16.04	$14.30	$13.68
Total Investment Return (1)	(3.20)%	(13.12)%	8.73%	19.65%	11.93%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$72,688	$80,417	$82,836	$82,043	$78,465	$76,975
Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	3.06%#	3.18%	2.89%	2.36%	1.73%	1.26%#
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.28%#	1.31%	1.16%	1.24%	1.19%	1.14%#
Ratio of net investment income to average net assets (2)(5)	7.95%#	6.89%	7.23%	7.54%	8.23%	4.99%#
Preferred shares asset coverage per share	$63,640	$67,749	$69,042	$68,627	$66,732	$65,942
Portfolio turnover	4%	12%	8%	4%	12%	111%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 2 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.17% (annualized), 0.24%, 0.24%, 0.24%, 0.24% and 0.23% (annualized), for the six months ended March 31, 2008, the years ended September 30, 2007, September 30, 2006, September 30, 2005, September 30, 2004 and for the period October 31, 2002 (commencement of perations) through September 30, 2003, respectively.

42 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Annual Shareholder Meetings Results/
Proxy Voting Policies & Procedures
(unaudited)

Annual Shareholder Meetings Results:

The Funds held their annual meetings of shareholders on December 18, 2007. Common/Preferred shareholders voted as indicated below:

	Affirmative	Withheld Authority
Municipal III
Re-election of John J. Dalessandro II* – Class II to serve until 2010	9,491	56
Re-election of John C. Maney – Class III to serve until 2008	28,807,559	394,092
Re-election of R. Peter Sullivan III – Class II to serve until 2010	28,764,653	436,998
California Municipal III
Re-election of John J. Dalessandro II* – Class II to serve until 2010	5,924	—
Re-election of John C. Maney – Class III to serve until 2008	19,076,481	261,757
Re-election of R. Peter Sullivan III – Class II to serve until 2010	19,076,076	262,162
New York Municipal III
Re-election of John J. Dalessandro II* – Class II to serve until 2010	1,759	—
Re-election of John C. Maney – Class III to serve until 2008	4,818,599	117,873
Re-election of R. Peter Sullivan III – Class II to serve until 2010	4,832,532	103,940

Messrs. Hans W. Kertess, Paul Belica, Robert E. Connor* and William B. Ogden, IV continue to serve as Trustees.

*	Preferred Shares Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve month period ended June 30 is available (i) without charge upon request by calling the Funds’ shareholder servicing agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

3.31.08 | PIMCO Municipal Income Funds III Semi-Annual Report 43

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44 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.08

Trustees and Principal Officers

Hans W. Kertess Trustee, Chairman of the Board of Trustees	Brian S. Shlissel President & Chief Executive Officer
Paul Belica Trustee	Lawrence G. Altadonna Treasurer, Principal financial & Accounting Officer
Robert E. Connor Trustee	Thomas J. Fuccillo Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II Trustee	Scott Whisten Assistant Treasurer
John C. Maney Trustee	Youse E. Guia Chief Compliance Officer
William B. Ogden, IV Trustee	William V. Healey Assistant Secretary
R. Peter Sullivan III Trustee	Richard H. Kirk Assistant Secretary
Kathleen A. Chapman Assistant Secretary
Lagan Srivastava Assistant Secretary
Richard J. Cochran Assistant Treasurer

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (‘‘SEC’’) for the first and third quarter of its fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On December 26, 2007, the Funds submitted a CEO annual certification to the New York Stock Exchange (‘‘NYSE’’) on which the Funds’ principal executive officer certified that he was not aware, as of that date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules each Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2.	CODE OF ETHICS

Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

PERIOD	TOTAL NUMBER OF SHARES PURCHASED	AVERAGE PRICE PAID PER SHARE	TOTAL NUMBER OF SHARES PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	MAXIMUM NUMBER OF SHARES THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
October 2007	N/A	$14.54	18,450	N/A
November 2007	N/A	$14.46	18,273	N/A
December 2007	N/A	$14.20	18,346	N/A
January 2008	N/A	N/A	N/A	N/A
February 2008	N/A	$14.72	18,066	N/A
March 2008	N/A	$13.40	20,106	N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Municipal Income Fund III
By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date June 9, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date June 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date June 9, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date June 9, 2008